Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

May 31, 2019

LEI-QTLY-0719
1.802179.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Diversified Consumer Services - 6.2%
Education Services - 4.9%
Bright Horizons Family Solutions, Inc. (a)	59,600	$8,168,776
Chegg, Inc. (a)	90,100	3,375,146
Grand Canyon Education, Inc. (a)	100,100	11,997,986
		23,541,908
Specialized Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc. (a)	102,834	5,553,036
Weight Watchers International, Inc. (a)	26,300	454,727
		6,007,763

TOTAL DIVERSIFIED CONSUMER SERVICES		29,549,671

Food & Staples Retailing - 1.4%
Food Distributors - 1.4%
Performance Food Group Co. (a)	173,200	6,815,420
Food Products - 0.0%
Packaged Foods & Meats - 0.0%
Beyond Meat, Inc. (b)	400	41,648
Hotels, Restaurants & Leisure - 89.5%
Casinos & Gaming - 12.6%
Boyd Gaming Corp.	168,500	4,030,520
Caesars Entertainment Corp. (a)	682,300	5,997,417
Churchill Downs, Inc.	74,300	7,324,494
Eldorado Resorts, Inc. (a)	215,800	10,610,886
Las Vegas Sands Corp.	210,108	11,555,940
MGM Mirage, Inc.	119,100	2,956,062
Red Rock Resorts, Inc.	88,500	1,847,880
Scientific Games Corp. Class A (a)	40,500	773,550
Wynn Resorts Ltd.	137,400	14,747,142
		59,843,891
Hotels, Resorts & Cruise Lines - 23.7%
Carnival Corp.	140,800	7,207,552
Hilton Grand Vacations, Inc. (a)	429,612	10,920,737
Hilton Worldwide Holdings, Inc.	168,397	15,061,428
Marriott International, Inc. Class A	267,493	33,393,826
Marriott Vacations Worldwide Corp.	113,497	10,203,380
Norwegian Cruise Line Holdings Ltd. (a)	169,900	9,295,229
Royal Caribbean Cruises Ltd.	192,090	23,388,878
Wyndham Destinations, Inc.	62,914	2,502,719
Wyndham Hotels & Resorts, Inc.	5,014	267,447
		112,241,196
Leisure Facilities - 3.4%
Planet Fitness, Inc. (a)	201,100	15,378,117
Vail Resorts, Inc.	3,878	834,197
		16,212,314
Restaurants - 49.8%
Chipotle Mexican Grill, Inc. (a)	21,750	14,354,348
Del Frisco's Restaurant Group, Inc. (a)(b)	31,300	214,718
Denny's Corp. (a)	120,600	2,373,408
McDonald's Corp.	600,208	119,003,239
Restaurant Brands International, Inc.	51,900	3,415,969
Restaurant Brands International, Inc.	7,000	460,600
Shake Shack, Inc. Class A (a)	23,000	1,411,050
Starbucks Corp.	701,100	53,325,666
Texas Roadhouse, Inc. Class A	118,800	6,089,688
Wendy's Co.	288,600	5,307,354
Yum! Brands, Inc.	296,216	30,317,708
		236,273,748

TOTAL HOTELS, RESTAURANTS & LEISURE		424,571,149

Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	1,500	1,659,750
Pinterest, Inc. Class A (b)	3,900	97,188
		1,756,938
Internet & Direct Marketing Retail - 1.5%
Internet & Direct Marketing Retail - 1.5%
GrubHub, Inc. (a)	2,400	156,360
The Booking Holdings, Inc. (a)	4,300	7,121,746
		7,278,106
Leisure Products - 0.2%
Leisure Products - 0.2%
OneSpaWorld Holdings Ltd. (a)	62,100	776,871
Software - 0.4%
Application Software - 0.4%
2U, Inc. (a)(b)	20,524	779,707
Sciplay Corp. (A Shares) (b)	66,100	1,057,600
		1,837,307
TOTAL COMMON STOCKS
(Cost $312,004,224)		472,627,110

Money Market Funds - 0.4%
Fidelity Cash Central Fund 2.41% (c)	275,536	275,591
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	1,435,400	1,435,543
TOTAL MONEY MARKET FUNDS
(Cost $1,711,139)		1,711,134
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $313,715,363)		474,338,244
NET OTHER ASSETS (LIABILITIES) - 0.0%		228,690
NET ASSETS - 100%		$474,566,934

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,497
Fidelity Securities Lending Cash Central Fund	4,951
Total	$15,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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